Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 15, 2016
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Aug. 15, 2016
Document Effective Date	Aug. 15, 2016
Prospectus Date	Aug. 15, 2016
Aberdeen Global Unconstrained Fixed Income Fund | Institutional Class
Prospectus:
Trading Symbol	AGCIX
Aberdeen Global Unconstrained Fixed Income Fund | Class A
Prospectus:
Trading Symbol	CUGAX
Aberdeen Global Unconstrained Fixed Income Fund | Class C
Prospectus:
Trading Symbol	CGBCX
Aberdeen Global Unconstrained Fixed Income Fund | Class R
Prospectus:
Trading Symbol	AGCRX
Aberdeen Global Unconstrained Fixed Income Fund | Institutional Service Class
Prospectus:
Trading Symbol	CGFIX